GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Geographic And Significant Customer Information
SCHEDULE OF REVENUE BY MAJOR GEOGRAPHIC REGION

The information below summarizes revenue by major geographic region for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
	2024	2023	2022
Israel	$409	$—	$—
United States	363	142	219
Latin America	528	—	—
Australia	—	—	202
	$1,300	$142	$421

SCHEDULE OF PERCENTAGE OF TOTAL REVENUE

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended December 31,
	2024	2023	2022
Customer A	31.4%	—	—
Customer B	40.6%	—	—
Customer C	11.1%	—	—
Customer D	10.4%	—	—
Customer E	(*)	100%	—
Customer F	—	—	48%
Customer G	—	—	52%

(*)	less than 10%